INVENTORIES - Movements in provision for impairment of trade goods (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INVENTORIES
Balance at beginning of year	₺ (5,724,600)
Balance at ending of year	(6,001,460)	₺ (5,724,600)
Accumulated impairment
INVENTORIES
Balance at beginning of year	131,582	81,292
Net charge for the period	(17,610)	50,290
Balance at ending of year	₺ 113,972	₺ 131,582